Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Schedule of Matching Contributions become Fully Vested	BNSF Railway’s matching contributions become fully vested in accordance with the following schedule:

Number of Years of Vesting Service*	Vested Percentage
Less than 1 year	0%
1 year but less than 2 years	20%
2 years but less than 3 years	40%
3 years but less than 4 years	60%
4 years but less than 5 years	80%
5 years or more	100%

* The term “Vesting Service” is defined as the number of plan years in which the participant is compensated for at least 1,000 hours of work by BNSF Railway, in any capacity.